Acquisition - Schedule of pro forma financial information (Detail) - USD ($)	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Operating expenses:
Research and development expenses		$ 252,000		$ 111,000	$ 1,859,000	$ 2,059,000			$ 1,970,000	$ 5,230,000		$ 2,663,000		$ 9,311,000
General and administration expenses		1,957,000		908,000	1,103,000	1,440,000			2,011,000	2,915,000		5,788,000		5,485,000
Operating expenses		(2,209,000)		(1,019,000)	(2,962,000)	(3,499,000)			(3,981,000)	(8,145,000)		(8,451,000)		(14,796,000)
Other (Expense) Income:
Total Other (Expense) Income		$ 48,000		$ (4,000)	$ 0	$ 45,000			$ (4,000)	$ 95,000		$ 131,000		$ 147,000
Tuhura Biosciences Inc. and Subsidiary [Member]
Operating expenses:
Research and development expenses	$ 4,926,936		$ 2,823,064				$ 9,508,608	$ 6,412,077			$ 13,335,316		$ 9,402,417
General and administration expenses	4,949,020		795,660				7,384,371	1,812,401			4,314,176		4,144,648
Operating expenses	(9,875,956)		(3,618,724)				(16,892,979)	(8,224,478)			(17,649,492)		(29,764,720)
Other (Expense) Income:
Grant income	322,655						575,209				57,627		42,466
Total Other (Expense) Income	352,121		(1,646,511)				704,773	(1,882,899)			$ (4,032,814)		$ 447,894
Tuhura Biosciences Inc. and Subsidiary [Member] | Kineta [Member]
Operating expenses:
Research and development expenses	5,931,446		3,824,064				11,129,676	10,139,077
General and administration expenses	7,631,537		2,382,660				11,469,435	7,079,401
Operating expenses	(13,562,983)		(6,206,724)				(22,599,111)	(17,218,478)
Other (Expense) Income:
Gain on sale of assets	511,799		0				1,011,799	0
Grant income	322,655		0				575,209	0
Gain on accounts payable settlement	296,091		0				296,091	0
Changes in fair value measurements	0		(347,093)				0	(4,176,001)
Interest income (expense), net	65,062		(1,315,418)				109,819	(1,557,898)
Total Other (Expense) Income	1,195,607		(1,662,511)				1,992,918	(5,733,899)
Net Loss	$ (12,367,376)		$ (7,869,235)				$ (20,606,193)	$ (22,952,377)